Note 10 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, capitalized interest	$ 32.0	$ 33.6